Environmental and legal matters (Details) (USD $)	0 Months Ended
	Nov. 26, 2014	Mar. 20, 2014 subsidiaries	Mar. 20, 2014 companies	Mar. 20, 2014 individuals	Mar. 20, 2014 current_employees	Mar. 20, 2014 former_employee	Feb. 19, 2014
Environmental Remediation Obligations [Abstract]
Loss Contingency, Number of Defendants		2	18	100	2	1
Loss Contingency, Range of Possible Loss, Minimum							$ 100,000
Loss Contingency, Settlement Amount Paid	$ 390,733